(Other Long-term Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term investments	$ 0.0	$ 2.5
Other long-term assets	6.4	18.2
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term investments	$ 6.4	$ 15.7